Shareholder Report, Holdings (Details) - C000237474	Oct. 31, 2024
78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	57.70%
92189F676 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	14.30%
81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	12.70%
46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
81369Y886 | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.80%
81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
XLY C190_20241223_S_CEX | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
XLY C190_20250623_S_CEX | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
QQQM C172_20241223_S_CEX | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
XLU C69_20250623_S_CEX | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
SPY C460_20241223_S_CEXEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(19.50%)
81369Y407Equity
Holdings [Line Items]
Percent of Net Asset Value	118.80%
InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%